Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Breakdown of Research and Development Expenses

	2021	2020	2019
	€	€	€
Personnel expenses (Note 5)	(7,988,097)	(2,951,323)	(131,544)
Clinical expenses	(16,944,557)	(8,748,748)	(2,009,892)
Nonclinical expenses	(3,891,479)	(3,322,590)	(1,850,444)
Manufacturing costs	(6,325,068)	(4,311,958)	(1,379,590)
License costs	(500,000)	—	(300,000)
Intellectual Property costs	(139,966)	(173,482)	(13,092)
	(35,789,166)	(19,508,101)	(5,684,562)